VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—78.5%
Aerospace & Defense—0.2%
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	$ 180	$ 784
Auto Manufacturers—1.6%
Rivian Automotive, Inc.
4.625%, 3/15/29	2,570	2,623
3.625%, 10/15/30	2,795	2,532
		5,155

Biotechnology—5.2%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	3,225	3,697
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,795	2,143
144A 1.750%, 3/1/31(1)	870	950
Guardant Health, Inc. 1.250%, 2/15/31(2)	1,730	1,857
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	4,455	4,647
Insmed, Inc. 0.750%, 6/1/28	700	1,576
Travere Therapeutics, Inc. 2.250%, 3/1/29	1,895	1,913
		16,783

Commercial Services—3.3%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	1,490	1,340
Block, Inc. 0.000%, 5/1/26(3)	4,260	4,039
Shift4 Payments, Inc. 0.500%, 8/1/27	3,905	3,952
Stride, Inc. 1.125%, 9/1/27	545	1,488
		10,819

Computers—6.2%
Lumentum Holdings, Inc. 0.500%, 12/15/26	5,895	6,073
PAR Technology Corp. 1.500%, 10/15/27	2,690	2,831
Parsons Corp. 2.625%, 3/1/29	1,200	1,265
Seagate HDD Cayman 3.500%, 6/1/28	2,520	3,188
Super Micro Computer, Inc. 3.500%, 3/1/29	1,630	1,502
Western Digital Corp. 3.000%, 11/15/28	1,805	2,449
Zscaler, Inc. 0.125%, 7/1/25	1,755	2,633
		19,941

Diversified REITS—1.4%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)(2)	4,225	4,390
	Par Value	Value

Electric Utilities—5.6%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	$ 4,290	$ 4,798
PG&E Corp. 4.250%, 12/1/27	4,185	4,348
Southern Co. (The) 3.875%, 12/15/25	5,490	6,160
TXNM Energy, Inc. 144A 5.750%, 6/1/54(1)	2,215	2,755
		18,061

Electronics—2.1%
Advanced Energy Industries, Inc. 2.500%, 9/15/28	2,170	2,278
Itron, Inc. 144A 1.375%, 7/15/30(1)	1,535	1,673
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)(2)	2,285	2,902
		6,853

Engineering & Construction—0.8%
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)	2,140	2,695
Entertainment—4.6%
DraftKings Holdings, Inc. 0.000%, 3/15/28(3)	5,285	4,637
IMAX Corp. 0.500%, 4/1/26	2,315	2,460
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	7,600	7,858
		14,955

Financial Services—3.8%
Coinbase Global, Inc. 0.500%, 6/1/26	4,850	4,857
Galaxy Digital Holdings LP 144A 2.500%, 12/1/29(1)	2,675	2,589
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)(2)	3,710	3,723
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)	1,535	1,286
		12,455

Health Care REITs—3.0%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	7,220	9,617
Healthcare-Products—4.0%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)	2,360	2,327
Envista Holdings Corp. 2.375%, 6/1/25	1,640	1,630
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)	2,415	2,100
Insulet Corp. 0.375%, 9/1/26	1,770	2,189
iRhythm Technologies, Inc. 1.500%, 9/1/29	1,750	1,823
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)	$ 1,200	$ 1,528
Repligen Corp. 1.000%, 12/15/28(2)	1,365	1,393
		12,990

Industrial REITs—1.2%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	3,965	3,914
Internet—7.9%
Alibaba Group Holding Ltd. 144A 0.500%, 6/1/31(1)	525	690
Expedia Group, Inc. 0.000%, 2/15/26	1,875	1,829
Magnite, Inc. 0.250%, 3/15/26	1,735	1,655
Palo Alto Networks, Inc. 0.375%, 6/1/25	535	1,998
Sea Ltd. 2.375%, 12/1/25	1,105	1,673
Shopify, Inc. 0.125%, 11/1/25	3,175	3,162
Snap, Inc. 0.750%, 8/1/26(2)	1,730	1,657
Spotify USA, Inc. 0.000%, 3/15/26	1,210	1,558
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	1,970	2,222
Uber Technologies, Inc.
0.000%, 12/15/25	5,130	5,740
0.875%, 12/1/28	670	878
Wayfair, Inc. 3.250%, 9/15/27	1,755	1,631
Zillow Group, Inc. 2.750%, 5/15/25	740	744
		25,437

Investment Companies—0.2%
IREN Ltd. 144A 3.250%, 6/15/30(1)	1,050	761
Iron & Steel—0.5%
United States Steel Corp. 5.000%, 11/1/26	495	1,617
Leisure Time—1.3%
NCL Corp., Ltd. 1.125%, 2/15/27	3,410	3,222
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	255	1,100
		4,322

Machinery-Construction & Mining—0.5%
Bloom Energy Corp. 144A 3.000%, 6/1/29(1)	1,465	1,749
	Par Value	Value

Media—2.3%
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)(2)	$ 5,795	$ 5,856
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	1,335	1,621
		7,477

Metal Fabricate/Hardware—0.9%
Xometry, Inc. 1.000%, 2/1/27	2,925	2,799
Mining—0.4%
MP Materials Corp. 144A 3.000%, 3/1/30(1)	1,035	1,440
Miscellaneous Manufacturing—0.3%
Axon Enterprise, Inc. 0.500%, 12/15/27	415	1,125
Oil, Gas & Consumable Fuels—1.0%
UGI Corp. 144A 5.000%, 6/1/28(1)	2,485	3,177
Passenger Airlines—1.1%
American Airlines Group, Inc. 6.500%, 7/1/25	3,560	3,556
Pharmaceuticals—2.3%
Dexcom, Inc. 0.250%, 11/15/25	4,625	4,498
Jazz Investments I Ltd. 144A 3.125%, 9/15/30(1)	2,720	2,954
		7,452

Retail—1.2%
Burlington Stores, Inc. 1.250%, 12/15/27(2)	1,870	2,395
Shake Shack, Inc. 0.000%, 3/1/28(2)	1,450	1,336
		3,731

Retail REIT—0.4%
Federal Realty OP LP 144A 3.250%, 1/15/29(1)	1,150	1,145
Semiconductors—3.1%
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(3)	2,605	2,433
ON Semiconductor Corp.
0.000%, 5/1/27	1,720	1,836
0.500%, 3/1/29	1,680	1,450
Semtech Corp. 1.625%, 11/1/27	1,560	1,832
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	2,005	1,762
Wolfspeed, Inc. 0.250%, 2/15/28	2,520	809
		10,122

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Par Value	Value

Software—10.1%
Alignment Healthcare, Inc. 144A 4.250%, 11/15/29(1)	$ 1,110	$ 1,567
Cloudflare, Inc. 0.000%, 8/15/26(3)	4,075	4,140
Confluent, Inc. 0.000%, 1/15/27(3)	2,925	2,685
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)(3)	4,305	3,870
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	3,060	3,365
MicroStrategy, Inc. 144A 0.000%, 12/1/29(1)(3)	7,355	6,689
Nutanix, Inc. 144A 0.500%, 12/15/29(1)	3,395	3,664
Snowflake, Inc. 144A 0.000%, 10/1/29(1)	4,075	5,055
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	1,660	1,560
		32,595

Telecommunications—1.0%
AST SpaceMobile, Inc. 144A 4.250%, 3/1/32(1)	800	938
InterDigital, Inc. 3.500%, 6/1/27	225	587
Viavi Solutions, Inc. 1.625%, 3/15/26	1,740	1,820
		3,345

Water Utilities—1.0%
American Water Capital Corp. 3.625%, 6/15/26	3,015	3,105
Total Convertible Bonds and Notes (Identified Cost $247,220)		254,367

Corporate Bonds and Notes—61.3%
Aerospace & Defense—3.1%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	2,185	2,237
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(2)	2,865	2,951
TransDigm, Inc. 144A 7.125%, 12/1/31(1)	4,770	4,958
		10,146

Auto Components—0.7%
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31(2)	2,265	2,110
Automotive Parts & Equipment—2.5%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)(2)	1,700	1,611
American Axle & Manufacturing, Inc. 6.875%, 7/1/28(2)	1,155	1,111
Clarios Global LP 144A 8.500%, 5/15/27(1)	2,685	2,695
	Par Value	Value

Automotive Parts & Equipment—continued
Garrett Motion Holdings, Inc. 144A 7.750%, 5/31/32(1)	$ 1,105	$ 1,103
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	1,595	1,524
		8,044

Building Materials—1.8%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(2)	2,820	2,836
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(1)	2,825	2,836
		5,672

Chemicals—1.1%
Chemours Co. (The) 144A 8.000%, 1/15/33(1)	2,330	2,100
Tronox, Inc. 144A 4.625%, 3/15/29(1)(2)	1,795	1,453
		3,553

Commercial Services—3.8%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)	2,875	2,856
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)	2,995	3,058
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	3,380	3,428
Williams Scotsman, Inc. 144A 6.625%, 4/15/30(1)	2,770	2,820
		12,162

Computers—1.8%
McAfee Corp. 144A 7.375%, 2/15/30(1)	2,530	2,186
Seagate HDD Cayman 8.500%, 7/15/31	3,345	3,578
		5,764

Containers & Packaging—1.2%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	2,805	2,812
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	1,165	1,152
		3,964

Diversified REITS—1.4%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	2,840	2,917
144A 6.250%, 1/15/33(1)	1,725	1,722
		4,639

Electronic Equipment, Instruments & Components—0.5%
WESCO Distribution, Inc. 144A 6.375%, 3/15/33(1)	1,700	1,720

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Par Value	Value

Electronics—0.5%
Coherent Corp. 144A 5.000%, 12/15/29(1)(2)	$ 1,780	$ 1,704
Entertainment—3.2%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(2)	3,600	3,394
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	1,090	1,101
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	2,800	2,801
Lions Gate Capital Holdings 1, Inc. 144A 5.500%, 4/15/29(1)	1,455	1,313
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	1,765	1,677
		10,286

Environmental Services—1.5%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	2,630	2,734
Waste Pro USA, Inc. 144A 7.000%, 2/1/33(1)	1,985	2,025
		4,759

Financial Services—3.9%
Nationstar Mortgage Holdings, Inc. 144A 7.125%, 2/1/32(1)	3,720	3,859
Navient Corp. 9.375%, 7/25/30	1,475	1,568
OneMain Finance Corp. 7.125%, 11/15/31(2)	3,275	3,289
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)	2,330	2,429
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	1,545	1,561
		12,706

Food & Beverage—1.7%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	2,320	2,321
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	3,365	3,327
		5,648

Healthcare-Products—1.7%
Insulet Corp. 144A 6.500%, 4/1/33(1)	2,170	2,214
Medline Borrower LP 144A 5.250%, 10/1/29(1)	3,285	3,119
		5,333

Healthcare-Services—1.5%
Concentra Health Services, Inc. 144A 6.875%, 7/15/32(1)	2,195	2,247
Tenet Healthcare Corp. 6.125%, 10/1/28	2,750	2,744
		4,991

	Par Value	Value

Insurance—1.0%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	$ 3,280	$ 3,360
Internet—1.5%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)	3,180	3,274
Snap, Inc. 144A 6.875%, 3/1/33(1)	1,705	1,703
		4,977

Investment Companies—0.6%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	1,895	1,788
Iron & Steel—0.8%
Cleveland-Cliffs, Inc. 144A 7.000%, 3/15/32(1)(2)	2,880	2,706
Leisure Time—1.5%
Amer Sports Co. 144A 6.750%, 2/16/31(1)	1,615	1,633
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)	3,295	3,217
		4,850

Lodging—0.4%
Station Casinos LLC 144A 6.625%, 3/15/32(1)(2)	1,135	1,128
Machinery-Diversified—1.0%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	3,200	3,320
Media—5.0%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	1,700	1,715
144A 7.375%, 3/1/31(1)(2)	2,295	2,364
Gray Media, Inc. 144A 7.000%, 5/15/27(1)	2,215	2,155
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	2,120	2,100
Sirius XM Radio LLC 144A 5.500%, 7/1/29(1)	3,480	3,388
TEGNA, Inc. 5.000%, 9/15/29(2)	2,435	2,268
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	2,425	2,335
		16,325

Mining—1.6%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	1,620	1,677
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	1,685	1,656
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	1,720	1,712
		5,045

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Par Value	Value

Miscellaneous Manufacturing—0.5%
Axon Enterprise, Inc. 144A 6.250%, 3/15/33(1)	$ 1,690	$ 1,723
Oil, Gas & Consumable Fuels—6.3%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	1,715	1,716
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	3,250	3,089
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	2,335	2,337
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	1,650	1,585
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)	2,310	2,259
SM Energy Co. 144A 7.000%, 8/1/32(1)(2)	1,705	1,572
Sunoco LP 144A 6.250%, 7/1/33(1)	2,220	2,217
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	2,162	2,142
USA Compression Partners LP 6.875%, 9/1/27	1,095	1,086
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	2,410	2,389
		20,392

Paper & Forest Products—0.4%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,470	1,209
Pharmaceuticals—0.9%
Organon & Co. 144A 7.875%, 5/15/34(1)(2)	3,110	2,864
Pipelines—0.5%
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	1,745	1,591
Retail—1.7%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(2)	1,175	1,195
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	2,130	2,152
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	2,265	2,301
		5,648

Semiconductors—1.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	1,695	1,693
Entegris, Inc. 144A 5.950%, 6/15/30(1)	1,875	1,871
		3,564

Software—1.4%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	2,215	2,216
	Par Value	Value

Software—continued
UKG, Inc. 144A 6.875%, 2/1/31(1)	$ 2,240	$ 2,304
		4,520

Telecommunications—0.5%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)	1,595	1,670
Transportation—2.7%
Fortress Transportation & Infrastructure Investors LLC 144A 7.875%, 12/1/30(1)	3,705	3,873
Stonepeak Nile Parent LLC 144A 7.250%, 3/15/32(1)	2,225	2,259
XPO, Inc. 144A 7.125%, 6/1/31(1)(2)	2,650	2,713
		8,845

Total Corporate Bonds and Notes (Identified Cost $198,865)		198,726

	Shares
Convertible Preferred Stocks—12.2%
Aerospace & Defense—3.1%
Boeing Co. (The), 6.000%	162,295	9,962
Banks—2.9%
Wells Fargo & Co. Series L, 7.500%	7,970	9,261
Capital Markets—1.7%
Ares Management Corp. Series B, 6.750%	51,255	2,531
KKR & Co., Inc. Series D, 6.250%	65,035	3,117
		5,648

Chemicals—0.3%
Albemarle Corp., 7.250%	36,800	1,127
Electric Utilities—1.6%
NextEra Energy, Inc., 6.926%(2)	59,690	2,298
PG&E Corp. Series A, 6.000%	66,420	2,889
		5,187

Healthcare Providers & Services—0.7%
BrightSpring Health Services, Inc., 6.750%	33,945	2,128
Machinery—0.2%
Chart Industries, Inc. Series B, 6.750%	11,300	598
Semiconductors & Semiconductor Equipment—0.9%
Microchip Technology, Inc., 7.500%	58,770	2,789
Software—0.2%
MicroStrategy, Inc., 8.000%	9,075	812

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Shares	Value

Technology Hardware, Storage & Peripherals—0.6%
Hewlett Packard Enterprise Co., 7.625%	40,950	$ 2,056
Total Convertible Preferred Stocks (Identified Cost $34,663)		39,568

Preferred Stock—0.1%
Entertainment—0.1%
LiveStyle, Inc. Series B(4)(5)(6)	4,196	420
Total Preferred Stock (Identified Cost $412)		420

Common Stocks—0.2%
Banks—0.2%
CCF Holdings LLC(4)(5)	7,808,320	390
CCF Holdings LLC Class M(4)(5)	879,959	44
		434

Consumer Finance—0.0%
Erickson, Inc.(4)(5)	8,295	—
Entertainment—0.0%
LiveStyle, Inc. (4)(5)(6)	90,407	—
Total Common Stocks (Identified Cost $30,173)		434

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(4)(5)	1,455,681	29
Total Warrant (Identified Cost $—)		29

Total Long-Term Investments—152.3% (Identified Cost $511,333)		493,544

Short-Term Investment—4.8%
Money Market Mutual Fund—4.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.222%)(7)	15,528,370	15,528
Total Short-Term Investment (Identified Cost $15,528)		15,528

	Shares	Value

Securities Lending Collateral—3.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.207%)(7)(8)	9,873,227	$ 9,873
Total Securities Lending Collateral (Identified Cost $9,873)		9,873

TOTAL INVESTMENTS—160.1% (Identified Cost $536,734)		$518,945
Other assets and liabilities, net—(29.3)%		(94,872)
Cumulative Preferred Shares—(30.9)%		(100,000)
NET ASSETS—100.0%		$324,073

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities amounted to a value of $284,300 or 87.7% of net assets.
(2)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	90%
Canada	3
Cayman Islands	3
Bermuda	2
United Kingdom	1
Jersey	1
Total	100%
† % of total investments as of April 30, 2025.

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of April 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$254,367	$—	$254,367	$—
Corporate Bonds and Notes	198,726	—	198,726	—
Equity Securities:
Convertible Preferred Stocks	39,568	39,568	—	—
Preferred Stock	420	—	—	420
Common Stocks	434	—	—	434(1)
Warrant	29	—	—	29
Money Market Mutual Fund	15,528	15,528	—	—
Securities Lending Collateral	9,873	9,873	—	—
Total Investments	$518,945	$64,969	$453,093	$883

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at April 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended April 30, 2025.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.